Yieldstreet Alternative Income Fund Inc.

Schedule of Investments

March 31, 2026 (Unaudited)

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
COMMERCIAL MORTGAGE BACKED SECURITIES - 0.51%
IP 2025-IP Mortgage Trust, Series 2025-IP(b)	10.75%	TSFR3M + 7.07%	06/10/2030	$710,000	$718,289

Total Commercial Mortgage Backed Securities (Cost $710,000)					718,289

COLLATERALIZED LOAN OBLIGATIONS - 31.90%
ACHD Trust 2025-DS1, Series 2025-DS1(b)	5.98%	N/A	01/09/2034	631,320	633,313
Aqua Finance Issuer Trust 2025-A, Series 2025-A(b)	10.45%	TSFR3M + 6.77%	12/19/2050	877,945	896,017
Ares LVIII CLO, Ltd., Series 2025-58A(b)	8.08%	TSFR3M + 4.40%	04/15/2038	3,000,000	2,985,018
Ares LXV CLO, Ltd., Series 2025-65A(b)	6.63%	TSFR3M + 2.95%	07/25/2034	1,000,000	975,241
Dryden 65 CLO, Ltd., Series 2018-65A(b)	7.04%	TSFR3M + 3.36%	07/18/2030	1,500,000	1,501,206
Greystone CRE Notes 2025-FL4 LLC, Series 2025-FL4(b)	7.00%	1M SOFR + 3.35%	02/15/2030	2,000,000	2,004,982
KKR CLO 37, Ltd., Series 2025-37A(b)	7.93%	TSFR3M + 4.25%	04/20/2038	2,000,000	1,889,790
KKR CLO 41, Ltd., Series 2022-41A(b)	6.93%	TSFR3M + 3.25%	04/15/2035	2,500,000	2,381,738
Madison Park Funding LII, Ltd., Series 2025-52A(b)	6.68%	TSFR3M + 3.00%	01/22/2035	3,000,000	2,892,519
Madison Park Funding LVII, Ltd., Series 2024-57A(b)	6.63%	TSFR3M + 2.95%	07/27/2034	2,000,000	1,930,842
Mariner Finance Issuance Trust 2025-A, Series 2025-AA(b)	10.22%	TSFR3M + 6.54%	02/20/2030	1,000,000	1,017,020
MCF CLO VIII, Ltd., Series 2024-1A(b)	8.83%	TSFR3M + 5.15%	04/18/2036	2,000,000	2,000,206
Monroe Capital MML CLO XV LLC, Series 2025-1A(b)	10.08%	TSFR3M + 6.40%	09/23/2035	1,100,000	1,066,459
Oxford Finance Credit Fund III 2025-A LP, Series 2025-A(b)	10.87%	TSFR3M + 7.19%	08/14/2031	500,000	503,753
Pagaya Ai Debt Trust 2025-R1, Series 2025-R1(b)	10.62%	TSFR3M + 6.94%	06/15/2032	348,394	350,293
RFS Asset Securitization V LLC, Series 2025-1(b)	11.33%	TSFR3M + 7.65%	05/15/2028	1,250,000	1,256,761
RFS Asset Securitization V LLC, Series 2025-1(b)	14.79%	TSFR3M + 11.11%	05/15/2028	900,000	904,676
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A(b)	10.30%	TSFR3M + 6.62%	07/20/2034	1,000,000	932,199
Rockford Tower CLO 2021-2, Ltd., Series 2025-2A(b)	7.03%	TSFR3M + 3.35%	07/20/2034	4,500,000	4,356,896
RR 14, Ltd., Series 2021-14A(b)	10.09%	TSFR3M + 6.41%	04/15/2036	1,000,000	930,743
RR 17, Ltd., Series 2025-17A(b)	10.08%	TSFR3M + 6.40%	07/15/2034	3,000,000	2,820,822
RR 44, Ltd., Series 2026-44A(b)	7.08%	TSFR3M + 3.40%	04/15/2041	2,000,000	1,980,514
Venture 38 CLO, Ltd., Series 2025-38A(b)	7.63%	TSFR3M + 3.95%	07/30/2032	1,000,000	961,340
Venture 41 CLO, Ltd., Series 2025-41A(b)	7.68%	TSFR3M + 4.00%	01/20/2034	1,500,000	1,435,752
Venture 43 CLO, Ltd., Series 2021-43A(b)	11.09%	TSFR3M + 7.41%	04/15/2034	2,000,000	1,060,938
Venture XXVIII CLO, Ltd., Series 2017-28A(b)	7.94%	TSFR3M + 4.26%	07/20/2030	2,000,000	2,000,312
Verdant Receivables 2025-1 LLC, Series 2025-1A(b)	10.17%	TSFR3M + 6.49%	05/12/2033	1,000,000	1,006,687
Vital Care Issuer LLC, Series 2025-1A(b)	6.74%	N/A	01/30/2031	2,000,000	2,015,162

Total Collateralized Loan Obligations (Cost $46,361,947)					44,691,199

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
FIRST-LIEN SENIOR SECURED TERM LOANS - 23.38%
ART - 2.00%
Colette Capital LLC(b)(c)	12.50%	N/A	07/17/2026	2,800,000	2,806,403
Total Art					2,806,403

COMMERCIAL REAL ESTATE - 6.68%
Bridge - 6.68%
Harrison Yards Project(b)(c)(e)	6.47%	1M SOFR + 16.40% Cash, 2.68% PIK (0.25% Floor)	12/31/2026	4,000,000	9,362,000
Total Commercial Real Estate					9,362,000

RESIDENTIAL REAL ESTATE - 2.91%
Multi-family - 2.91%
Merrick Parc(b)(c)	6.00%	1M SOFR + 0.67%, (6.00% Floor)	05/30/2026	2,606,083	3,068,849
Urban Standard Capital, LLC(b)(c)	12.00%	PRIME + 5.25%	04/01/2026	543,130	1,007,500
Total Residential Real Estate					4,076,349

TRADE FINANCE - 11.79%
Coventry Life Insurance Portfolio(b)(c)(d)	12.75%	12.75%	06/28/2028	6,850,364	6,815,017
Coventry Life Insurance Portfolio II(b)(c)(d)	12.25%	12.25%	09/30/2030	5,191,718	5,191,718
Sucden Clotilde(b)(c)	13.00%	13.00%	05/31/2028	4,455,000	4,506,829
Total Trade Finance					16,513,564

Total First-Lien Senior Secured Term Loans (Cost $26,632,614)					32,758,316

EQUITY - 14.10%
Aviation - 4.30%
Crestone Aircraft Leasing(b)(c)	N/A	N/A	N/A	2,999,016	$3,008,905
Crestone Aircraft Leasing Portfolio II A(b)(c)	N/A	N/A	N/A	2,987,211	3,016,712
Total Aviation					6,025,617

Consumer Loans - 9.80%
EH YS Purchaser I LLC(b)(c)(e)(g)	N/A	N/A	N/A	914,408	89,532
FlexPay - Upgrade Consumer Travel(b)(c)(e)(g)	N/A	N/A	N/A	1,672,713	1,517,898
Octane Lending Inc.(b)(c)(g)	N/A	N/A	N/A	3,193,762	2,929,638
Octane Lending Inc. ll(b)(c)(g)	N/A	N/A	N/A	3,283,642	3,891,460
Octane Lending Inc. lll(b)(c)(g)	N/A	N/A	N/A	5,716,090	5,294,566
Total Consumer Loans					13,723,094

Total Equity (Cost $20,829,410)					19,748,711

INVESTMENTS IN INVESTEE FUNDS - 13.36%
Asset Management - 5.70%
Blue Owl Credit Income Corp.(b)	N/A	N/A	N/A	378,855	3,458,943
New Mountain Capital(b)	N/A	N/A	N/A	4,925,000	4,530,103
Total Asset Management					7,989,046

Consumer Loans - 1.86%
Lending Point(b)(e)(g)	N/A	N/A	N/A	4,774,833	2,603,969
Total Consumer Loans					2,603,969

Legal - 5.80%
9RPJ1 Partners, LP(b)(e)(f)(g)	N/A	N/A	N/A	5,805,352	5,076,546
BWA20C TL1(b)(e)(g)	N/A	N/A	N/A	3,300,000	3,046,372
Total Legal					8,122,918

Total Investments in Investee Funds (Cost $15,942,342)					18,715,933

	Rate	Reference Rate & Spread(a)	Maturity Date	Par Amount/Shares	Value
PREFERRED EQUITY - 0.65%
Residential Real Estate - 0.65%
Multi-family - 0.65%
YS PP REQ II P Southgate Apartments, LLC(b)(c)(e)(g)(h)	N/A	N/A	N/A	2,000,000	906,000
Total Residential Real Estate					906,000

Total Preferred Equity (Cost $2,000,000)					906,000

	7-Day Yield	Shares
SHORT-TERM INVESTMENTS - 13.79%(i)(j)
SDIT Government Fund, Class F (SEOXX)	3.47%	19,314,228	$19,314,228
Total Short-Term Investments (Cost $19,314,228)			19,314,228

Total Investments - 97.69% (Cost $131,790,541)			$136,852,676
Other Assets in Excess of Liabilities - 2.31%			3,239,600
Net Assets - 100.00%			$140,092,276

Investment Abbreviations:

PRIME - United States Prime Rate

SOFR - Secured Overnight Financing Rate

TSFR3M - Chicago Mercantile Exchange 3 Month Secured Overnight Rate

Reference Rates:

1M US SOFR - 1 Month SOFR as of March 31, 2026 was 3.65%

TSFR3M - TSFR3M as of March 31, 2026 was 3.68%

PRIME - US Prime Rate as of March 31, 2026 was 6.75%

(a)	Floating or variable rate investment. The rate in effect as of March 31, 2026 is based on the reference rate, as described above, plus the displayed spread as of the securities' last reset date. The interest rate shown is the rate in effect as of period-end and changes periodically.
(b)	Restricted Security; these securities may only be sold in transactions exempt from registration under the Securities Act of 1933.
(c)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets.
(d)	Paid in kind security which may pay interest in additional par.
(e)	Non-income producing security.
(f)	These investments have a total unfunded commitment amount of $1,194,618 as of March 31, 2026.
(g)	Affiliated Investment.
(h)	Investment held through wholly owned consolidated subsidiary YS PP REQ II P LLC.
(i)	To obtain a copy of the fund's shareholder report, please go to the Securities and Exchange Commission's website.
(j)	Money market fund; interest rate reflects seven-day effective yield on March 31, 2026.

Below is a summary of the fund transactions with its affiliates during the period ended March 31, 2026:

Affiliated Investments

Name of Issuer	Fair Value at December 31, 2025	Purchases	Sales	Return of capital	Paydown	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gains (Losses)	Fair Value at March 31, 2026	Dividend Income
YS PP REQ II P Southgate Apartments, LLC	$1,027,910	$-	$-	$-	$-	$(121,910)	$-	$906,000	$-
YS AVN-AVT V LLC	10,108,930	-	(9,595,674)	-		1,433,932	(1,947,188)	-	86,887
EH YS Purchaser I LLC	136,144	-	-	-	(93,075)	46,463	-	89,532	626
9RPJ1 Partners, LP	5,288,672	-	-	(299,662)	-	87,536	-	5,076,546	-
BWA20C	3,109,792	-	-	(141,271)	-	77,851	-	3,046,372	-
Lending Point	2,688,221	-	-	-	-	(84,252)	-	2,603,969	-
Octane Lending Inc.	3,402,830	-	-	-	(434,332)	(38,763)	(97)	2,929,638
Octane Lending Inc. II	4,504,752	-	-	-	(457,652)	(155,640)	-	3,891,460
Octane Lending Inc. III	5,942,149	-	-	-	(420,686)	(222,233)	(4,664)	5,294,566	312,167
FlexPay – Upgrade Consumer Travel	3,674,063	-	-	-	(2,002,432)	(153,733)	-	1,517,898	544,112
	$39,883,463	$-	$(9,595,674)	$(440,933)	$(3,408,177)	$869,251	$(1,951,949)	$25,355,981	$943,792

Restricted Securities: As of March 31, 2026, investments in securities included issuers that are considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Directors as reflecting fair value.

Restricted securities as of March 31, 2026, were as follows:

Name of Issuer	% of Net Assets	Acquisition Date	Shares/Par	Cost	Fair Value
9RPJ1 Partners, LP	3.62%	1/8/2021	5,805,352	$2,892,477	$5,076,546
ACHD Trust 2025-DS1, Series 2025-DS1	0.45%	12/8/2025	631,320	631,319	633,313
Aqua Finance Issuer Trust 2025-A, Series 2025-A	0.64%	4/24/2025	877,945	869,061	896,017
Ares LVIII CLO, Ltd., Series 2025-58A	2.13%	3/18/2026	3,000,000	2,985,027	2,985,018
Ares LXV CLO, Ltd., Series 2025-65A	0.70%	5/8/2024	1,000,000	1,000,000	975,241
Blue Owl Credit Income Corp.	2.47%	1/18/2024	378,855	3,440,000	3,458,943
BWA20C TL1	2.17%	6/17/2020	3,300,000	1,735,742	3,046,372
Colette Capital LLC	2.00%	7/21/2023	2,800,000	2,800,000	2,806,403
Coventry Life Insurance Portfolio	4.86%	2/14/2025	6,850,364	6,885,076	6,815,017
Coventry Life Insurance Portfolio II	3.71%	9/15/2025	5,191,718	5,191,718	5,191,718
Crestone Aircraft Leasing	2.15%	8/1/2025	2,999,016	2,999,017	3,008,905
Crestone Aircraft Leasing Portfolio II A	2.15%	11/26/2025	2,987,211	2,987,211	3,016,712
Dryden 65 CLO, Ltd., Series 2018-65A	1.07%	5/15/2024	1,500,000	1,497,205	1,501,206
EH YS Purchaser I LLC	0.06%	12/8/2022	914,408	914,409	89,532
FlexPay - Upgrade Consumer Travel	1.08%	4/15/2025	1,672,713	1,672,713	1,517,898
Greystone CRE Notes 2025-FL4 LLC, Series 2025-FL4	1.43%	5/8/2025	2,000,000	2,000,000	2,004,982
Harrison Yards Project	6.68%	8/22/2023	4,000,000	4,140,063	9,362,000
IP 2025-IP Mortgage Trust, Series 2025-IP	0.51%	5/29/2025	710,000	710,000	718,289
KKR CLO 37, Ltd., Series 2025-37A	1.35%	9/26/2025	2,000,000	1,970,703	1,889,790
KKR CLO 41, Ltd., Series 2022-41A	1.70%	5/1/2025	2,500,000	2,437,521	2,381,738
Lending Point	1.86%	9/22/2023	4,774,833	2,926,451	2,603,969
Madison Park Funding LII, Ltd., Series 2025-52A	2.06%	3/22/2024	3,000,000	2,999,999	2,892,519
Madison Park Funding LVII, Ltd., Series 2024-57A	1.38%	11/14/2025	2,000,000	1,989,294	1,930,842
Mariner Finance Issuance Trust 2025-A, Series 2025-AA	0.73%	5/21/2025	1,000,000	999,994	1,017,020
MCF CLO VIII, Ltd., Series 2024-1A	1.43%	1/9/2025	2,000,000	2,055,963	2,000,206
Merrick Parc	2.19%	1/31/2024	2,606,083	2,606,084	3,068,849
Monroe Capital MML CLO XV LLC, Series 2025-1A	0.76%	10/10/2025	1,100,000	1,100,000	1,066,459
New Mountain Capital	3.23%	10/24/2024	4,925,000	4,947,672	4,530,103
Octane Lending Inc.	2.09%	12/22/2023	3,193,762	3,194,476	2,929,638
Octane Lending Inc. ll	2.78%	4/17/2024	3,283,642	3,283,641	3,891,460
Octane Lending Inc. lll	3.78%	4/30/2025	5,716,090	5,777,943	5,294,566
Oxford Finance Credit Fund III 2025-A LP, Series 2025-A	0.36%	5/7/2025	500,000	500,000	503,753
Pagaya Ai Debt Trust 2025-R1, Series 2025-R1	0.25%	5/2/2025	348,394	348,394	350,293

RFS Asset Securitization V LLC, Series 2025-1	0.65%	5/22/2025	900,000	899,980	904,676
RFS Asset Securitization V LLC, Series 2025-1	0.90%	5/22/2025	1,250,000	1,249,978	1,256,761
Rockford Tower CLO 2021-1, Ltd., Series 2021-1A	0.67%	1/21/2025	1,000,000	1,006,638	932,199
Rockford Tower CLO 2021-2, Ltd., Series 2025-2A	3.11%	8/28/2025	4,500,000	4,499,999	4,356,896
RR 14, Ltd., Series 2021-14A	0.66%	2/5/2025	1,000,000	1,004,060	930,743
RR 17, Ltd., Series 2025-17A	2.01%	8/28/2025	3,000,000	3,000,000	2,820,822
RR 44, Ltd., Series 2026-44A	1.41%	2/5/2026	2,000,000	2,000,000	1,980,514
Sucden Clotilde	3.22%	7/11/2025	4,455,000	4,455,000	4,506,829
Urban Standard Capital, LLC	0.72%	7/16/2024	543,130	554,673	1,007,500
Venture 38 CLO, Ltd., Series 2025-38A	0.69%	2/21/2025	1,000,000	1,000,000	961,340
Venture 41 CLO, Ltd., Series 2025-41A	1.02%	9/10/2025	1,500,000	1,500,000	1,435,752
Venture 43 CLO, Ltd., Series 2021-43A	0.76%	4/11/2024	2,000,000	1,858,496	1,060,938
Venture XXVIII CLO, Ltd., Series 2017-28A	1.43%	3/22/2024	2,000,000	1,958,534	2,000,312
Verdant Receivables 2025-1 LLC, Series 2025-1A	0.72%	5/21/2025	1,000,000	999,782	1,006,687
Vital Care Issuer LLC, Series 2025-1A	1.44%	12/11/2025	2,000,000	2,000,000	2,015,162
YS PP REQ II P Southgate Apartments, LLC	0.65%	2/2/2021	2,000,000	2,000,000	906,000
Total	83.89%	$–	$–	$112,476,313	$117,538,448

2. Unfunded Commitments – The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked-to-market. At March 31, 2026, the Fund had unfunded commitments shown below:

Investment	Unfunded Commitments as of March 31, 2026
9RPJ1 Partners, LP	$1,194,618